OPERATING EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Operating expenses	$ 428,280	$ 424,602	$ 454,610
Employee benefit expenses and severance payments
Salaries, Social security expenses and benefits	(83,429)	(82,094)	(82,763)
Severance indemnities	(6,518)	(3,751)	(10,589)
Other employee benefits	(1,876)	(2,420)	(2,266)
Employee benefit expenses and severance payments	$ (91,823)	$ (88,265)	$ (95,618)